Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	SOUTHLAND HOLDINGS, INC.
Entity Central Index Key	0001883814
Entity Tax Identification Number	87-1783910
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Kubota Drive
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	(817)
Local Phone Number	293-4263
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false